Document and Entity Information	Dec. 12, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000912766
Document Type	8-K
Document Period End Date	Dec. 12, 2024
Entity Registrant Name	Laureate Education, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38002
Entity Tax Identification Number	52-1492296
Entity Address, Address Line One	PMB 1158
Entity Address, Address Line Two	1000 Brickell Avenue
Entity Address, Address Line Three	Suite 715
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	786
Local Phone Number	209-3368
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.004 per share
Trading Symbol	LAUR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false